6. Exploration and Evaluation Assets (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Details
Loss on termination of Muskrat Dam Project	$ 4,652,894	$ 0	$ 0